Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	Depreciable
	lives-new		Original Cost		Net Carrying Value
December 31 (Dollars in millions)	(in years)		2014	2013	2014	2013

GE
Land and improvements	8	(a)	$700	$707	$689	$671
Buildings, structures and related equipment	8-40		7,683	8,910	3,048	4,205
Machinery and equipment	4-20		23,437	25,323	9,085	9,701
Leasehold costs and manufacturing plant under construction	1-10		4,731	3,309	4,385	2,997
			36,551	38,249	17,207	17,574

GECC(b)
Land and improvements, buildings, structures
and related equipment	1-35	(a)	1,197	1,353	407	414
Equipment leased to others
Aircraft(c)	20		46,017	46,768	30,573	32,315
All other	6-25		767	783	539	558
			47,981	48,904	31,519	33,287
Eliminations			(462)	(419)	(390)	(354)
Total			$84,070	$86,734	$48,336	$50,507

(a) Depreciable lives exclude land.

(b) Included $731 million and $371 million of original cost of assets leased to GE with accumulated amortization of $60 million and $52 million at December 31, 2014 and 2013, respectively.

(c) The GECAS business of GE Capital recognized impairment losses of $445 million and $732 million in 2014 and 2013, respectively. These losses are recorded in the caption “Other costs and expenses” in the Statement of Earnings to reflect adjustments to fair value based on an evaluation of average current market values (obtained from third parties) of similar type and age aircraft, which are adjusted for the attributes of the specific aircraft under lease.

Consolidated depreciation and amortization related to property, plant and equipment was $5,026 million, $5,283 million and $4,576 million in 2014, 2013 and 2012, respectively. Amortization of GECC equipment leased to others was $2,386 million, $2,693 million and $2,127 million in 2014, 2013 and 2012, respectively.

Noncancellable future rentals due from customers for equipment on operating leases at December 31, 2014, are as follows:

(In millions)

Due in
2015	$3,761
2016	3,452
2017	3,130
2018	2,747
2019	2,374
2020 and later	6,537
Total	$22,001